Stock-based compensation (Tables)	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of conversion of the vested and unvested [Table Text Block]
Options Outstanding
Balance at December 31, 2019	2,734,327
Cashed out	(828,590)
Forfeited	(18,940)
Balance at March 31, 2020 (prior to exchange ratio conversion)	1,886,797
Converted vested balance	4,313,917
Converted unvested balance	364,094
Balance at March 31, 2020 (post to exchange ratio conversion)	4,678,011

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2020
Dividend yield	0%
Expected volatility	40%
Risk-free interest rate	0.80%
Expected term in years	6.11
Grant date fair value of common stock	$8.26

Schedule of stock-based compensation plans [Table Text Block]
	For the three months ended March 31
	2020	2019
Cost of revenue	$615	$23
Engineering, research, and development	596	94
Sales and marketing	1,135	23
General and administrative	2,458	1,518
Total stock-based compensation	$4,804	$1,658